Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (53,182)	$ (79,267)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	6,676	5,711
Loss from sale of property and equipment	217	203
Unrealized losses (gains) on marketable securities	(1,287)	1,655
Share-based compensation	6,607	2,567
Earn-out liability Revaluation	(23)	747
Non-cash financial expenses	16,130	39,489
Trade receivables	(5,928)	(5,395)
Institutions	640	(311)
Other current assets	160	(1,356)
Inventories	(3,325)	(2,271)
Operating lease right of use assets	2,378	2,532
Other non-current assets	(76)	8
Trade payables	4,954	1,909
Accrued expenses	(1,746)	2,874
Payment of Earn-Out	(2,974)	(344)
Other current liabilities	579	55
Other long-term liabilities	61	497
Employee related obligations	159	3,828
Employee rights upon retirement	192	88
Deferred revenues	164	(1,703)
Operating lease liabilities	(2,281)	(2,631)
Net cash used in operating activities	(31,905)	(31,115)
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property and equipment	(11,616)	(5,929)
Proceeds from sale of property and equipment	161
Purchase of IP		(4,500)
Investment in long-term deposits		(194)
Net cash used in investing activities	(11,455)	(10,623)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	75,000
Offering costs	(8,665)
Proceeds from issuance of convertible loans	11,750	27,225
Payments in respect of bank borrowings	(3,685)	(1,829)
Payment of Earn-out liability		(1,323)
Settlement of other current liability	(200)
Settlement of Phantom warrants	(2,813)
Proceeds from exercise of options into ordinary shares	12	2
Proceeds from issuance of redeemable convertible preferred shares		1,316
Proceeds in respect of bank borrowings		114
Proceeds from short term loan relating to factoring arrangements, net	3,889	2,159
Proceeds from long-term debt measured under the fair value option	29,149	19,750
Payments of long-term debt measured under the fair value option	(59,657)	(5,400)
Finance lease payments	(213)	(325)
Net cash provided by financing activities	44,567	41,689
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	1,207	(49)
TRANSLATION ADJUSTMENT ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(178)	58
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	4,705	4,696
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	5,734	4,705
Cash and cash equivalents	5,615	4,575
Restricted cash	119	130
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	5,734	4,705
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Conversion of preferred share to Ordinary shares	70,537	25,769
Conversion of CLAs to Ordinary shares	69,570
Exercise of warrants	444
Reclass of warrants to Additional paid in capital	28,225
Right-of-use assets obtained in exchange for lease obligations: Operating leases	1,014	5,161
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	6,780	6,914
Interest received	246
Income taxes paid	$ 114	$ 46